Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the nine months ended September 30, 2025:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2024	$7,994	$4,082	$11,122	$23,198
Credit loss expense	20,381	5,138	1,791	27,310
Recoveries	1,473	3,462	-	4,935
Write-Offs	(25,065)	(7,089)	(175)	(32,329)
Other (1)	92	(158)	135	69
Balance as of September 30, 2025	$4,875	$5,435	$12,873	$23,183

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $261 and $177 for the three months ended September 30, 2025 and 2024, respectively, and $479 and ($160) for the nine months ended September 30, 2025 and 2024, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive (loss) / income.